Share-Based Compensation (Details) - Schedule of restricted stock units - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Restricted Stock Units Abstract
Number of shares, Nonvested at beginning of period	184,787	48,375	229,331
Weighted average grant date fair value, Nonvested at beginning of period	$ 10.02	$ 14.67	$ 10.08
Number of shares, Granted		13,750		62,125
Weighted average grant date fair value, Granted		$ 10.28		$ 13.7
Number of shares, Vested	(3,437)		(47,981)
Weighted average grant date fair value, Vested	$ 10.28		$ 10.29
Number of shares, Forfeited		(2,000)		(2,000)
Weighted average grant date fair value, Forfeited		$ 14.67		$ 14.67
Number of shares, Nonvested at end of period	181,350	60,125	181,350	60,125
Weighted average grant date fair value, Nonvested at end of period	$ 10.02	$ 13.67	$ 10.02	$ 13.67